INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net Investment Income
The following table summarizes the net investment income for December 31, 2018, 2017 and 2016 (in millions):

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Fixed maturities	$39.8	$34.2	$29.1
Affiliated dividends	8.2	6.2	5.1
Mortgage loans	0.6	0.6	0.6
Policy loans	2.2	1.5	1.2
Cash and short-term instruments	1.3	0.5	0.2
Investment expense and other	(3.7)	(3.5)	(3.2)
Amortization of IMR	0.8	0.7	0.2
Net investment income	$49.2	$40.2	$33.2